Income Tax - Schedule of Income Tax Povision (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current Federal
Current State
Total Current
Deferred
Total provision for income taxes